Cover Document	Nov. 25, 2019
Cover page.
Document Type	8-K
Document Period End Date	Nov. 23, 2019
Entity Registrant Name	BEIGENE, LTD.
Entity Incorporation, State or Country Code	E9
Entity File Number	001-37686
Entity Tax Identification Number	98-1209416
Entity Address, Street Address	c/o Mourant Governance Services (Cayman) Limited
Entity Address, Street Address 2	94 Solaris Avenue, Camana Bay
Entity Address, City or Town	Grand Cayman
Entity Address, Postal Zip Code	KY1-1108
Entity Address, Country	KY
City Area Code	345
Local Phone Number	949-4123
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of each class	American Depositary Shares, each representing 13 Ordinary Shares, par value $0.0001 per share
Trading Symbol	BGNE
Name of each exchange on which registered	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001651308
Amendment Flag	false